Change of Control (Details) - shares			12 Months Ended
	Dec. 23, 2024	Nov. 08, 2024	Dec. 31, 2024
Waterous Energy Fund [Member]
Change of Control [Line Items]
Sale of stock	9,311,424
Percentage of issued and outstanding common share		43.20%
Number of shares issued		29,988,854	39,300,278
Waterous Energy Fund [Member] | Warrants [Member]
Change of Control [Line Items]
Sale of stock	2,654,179
Purchase of warrants			2,654,179
Greenfire [Member]
Change of Control [Line Items]
Percentage of issued and outstanding common share	13.40%		56.50%